Income Taxes	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income Taxes
20.
INCOME TAXES

Income tax recognized in profit or loss is comprised of the following:

	Years ended December 31,
	2023	2022
	$	$
Withholding taxes accrued	-	-
Current income tax	-	-
Deferred income tax	10,659	-
Total income tax expense	10,659	-

20.
INCOME TAXES (continued)

A reconciliation of income taxes at Canadian statutory rates with reported taxes is as follows:

	Years ended December 31,
	2023	2022
	$	$

Income/(loss) from continuing operations before taxes	28,240	(32,527)
Income/(loss) from discontinuing operations before taxes	1,270,788	(61,041)
Total income/(loss) before taxes	1,299,028	(93,568)

Statutory tax rate	27%	27%

Expected income tax expense/(recovery) at statutory tax rate	350,737	(25,263)

Items not taxable for income tax purposes	(348,159)	9,846
Effect of lower tax rate in foreign jurisdiction	(162)	3,048
Foreign exchange related to the weakening of the Argentine Pesos	5,670	-
Change in unrecognized deferred tax assets and other	2,573	12,369
Tax expense	10,659	-

The significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31, 2023	December 31, 2022
	$	$
Deferred tax assets:
Tax loss carryforwards	16,498	8,347
Loans to Exar Capital	217	217
Exploration and evaluation assets	-	3,371
Financing costs	-	3,118
Capital assets	95	621
Investment in Green Technology Metals	-	346
Investment in Cauchari-Olaroz project	-	876
Other	268	501
Deferred tax assets	17,078	17,397

Deferred tax liabilities:
Investment in Cauchari-Olaroz project	(1,313)	-
Exploration and evaluation assets	(10,659)	-
Financing costs	(2,295)	-
Investment in Arena Minerals	-	(193)
Convertible debt	(13,470)	(12,360)
Stock based compensation	-	(4,844)
Deferred tax liabilities	(27,737)	(17,397)

Unrecognized deferred tax liabilities	(10,659)	-

20.
INCOME TAXES (continued)

Deductible temporary differences for which no deferred tax assets are recognized as follows:

	December 31, 2023	December 31, 2022
	$	$
Tax loss carryforwards	48,771	248,000
Other	25,965	915
	74,736	248,915

The Company has non-capital loss carryforwards in Canada of $101,545 (2022 – $90,658) which expire between 2030-2042 and in Argentina of approximately $8,330 which expire in 2024-2028. The non-capital loss carryforwards are available to reduce taxable income in Canada and Argentina. During 2023, deferred tax expense of $10,659 (2022 – $Nil) was recognized due to the weakening of the Argentine Pesos against the US dollar on the tax basis of Pastos Grandes assets.

In connection with the Separation, the Company has applied for and obtained certain advance income tax rulings in Canada and the United States to confirm the tax deferred status of the Separation. The Canadian tax ruling requested from Canadian tax authorities and received on July 12, 2023, requires, among other things, that the transfer of the “distribution property” (as defined in the plan of arrangement governing the Separation) comply with all requirements of the public company "butterfly" rules in section 55 of the Income Tax Act (Canada). There are certain requirements of these rules that depend on events occurring after the Separation is completed, which if not met, may result in the Company recognizing a taxable gain in respect of the transfer of the distribution property. In addition, to preserve the intended U.S. tax treatment pursuant to the Separation, for a period of time following the completion of the Separation, the Company may be prohibited, except in specific circumstances, from taking or failing to take certain actions. In connection with the Separation, the Company entered into a tax indemnity and cooperation agreement with Lithium Americas (NewCo) whereby the Company and Lithium Americas (NewCo) would generally be required to indemnify the other party for any such tax if it is the result of the indemnifying party (or its affiliates) breaching its covenant not to take any action, omit to take any action or enter into a transaction that could cause the Separation or any related transaction to be treated in a manner inconsistent with the tax rulings.